owners' equity - Privatization (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Sep. 02, 2025 $ / shares	Jun. 12, 2025 $ / shares
Privatization
Consolidated statement of changes in owners' equity effects	$ 531	$ 20
Net of income taxes	1
Common Share capital
Privatization
Consolidated statement of changes in owners' equity effects	43
Contributed surplus
Privatization
Consolidated statement of changes in owners' equity effects	456	59
Accumulated other comprehensive income
Privatization
Consolidated statement of changes in owners' equity effects	60
Non-controlling interests
Privatization
Consolidated statement of changes in owners' equity effects	(28)	(39)
Telus International (Cda) Inc.
Privatization
Price per share | $ / shares			$ 4.5	$ 3.4
Cash	(713)	(25)
Common Shares	(43)
Consideration for acquisition	(786)	(25)
Telus International (Cda) Inc. | Common Share capital
Privatization
Consolidated statement of changes in owners' equity effects	(43)
Telus International (Cda) Inc. | Contributed surplus
Privatization
Consolidated statement of changes in owners' equity effects	(28)	(30)
Consideration	(756)	(25)
Telus International (Cda) Inc. | Accumulated other comprehensive income
Privatization
Consolidated statement of changes in owners' equity effects	(60)
Telus International (Cda) Inc. | Non-controlling interests
Privatization
Consolidated statement of changes in owners' equity effects	(844)	$ (55)
Other transaction costs (charged to contributed surplus)	$ (30)